Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 1	$ 0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 2	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 3	10,315,815
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 4	0.297
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 5	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 6	0
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 7	10,315,815
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 8	0.297
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 9	$ 2,781,905
Stock Based Compensation Schedule Of Stock Options Granted To Employees And Directors 10	0.17